SUBSIDIARY PUBLIC ISSUERS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Revenues	$ 651	$ 787	$ 1,443	$ 1,612
Net income (loss)	11	109	131	262
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(11)	21	11	56
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	0	0	0
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	1	0	1	2
Holding Entities
Disclosure of subsidiaries [line items]
Revenues	0	1	0	0
Net income (loss)	28	44	(35)	55
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	651	786	1,443	1,612
Net income (loss)	358	414	690	746
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	$ (365)	$ (370)	$ (536)	$ (597)